UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	3000 Sand Hill Road
	Building 3, Suite 150
	Menlo Park, CA  94025
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Rodney D. Yee
Title:	CFO and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Rodney D. Yee	Menlo Park, CA	February 14, 2003

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Value Total: $177,650
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      260     6500 SH       SOLE                     2300              4200
Agile Software Corp            COM              00846X105       95    12336 SH       SOLE                    12336
American Express               COM              025816109     3939   111438 SH       SOLE                    69888             41550
American Intl Grp              COM              026874107      480     8302 SH       SOLE                     8302
Amgen                          COM              031162100     5105   105615 SH       SOLE                    63600             42015
Applera Corp - Applied Biosyst COM              038020103      194    11088 SH       SOLE                    11088
Autodesk                       COM              052769106     4684   327525 SH       SOLE                   205900            121625
BB&T                           COM              054937107      264     7146 SH       SOLE                                       7146
BankAmerica Corp               COM              060505104      631     9066 SH       SOLE                     3437              5629
Bard (C.R.)                    COM              067383109     5221    90025 SH       SOLE                    57100             32925
Baxter Intl                    COM              071813109     1073    38322 SH       SOLE                    38322
Boston Private Finl Holdings   COM              101119105     1276    64247 SH       SOLE                    63147              1100
ChevronTexaco Corp             COM              166764100     3418    51413 SH       SOLE                    31245             20168
Cirrus Logic Inc               COM              172755100       48    16521 SH       SOLE                                      16521
Cisco Systems                  COM              17275R102     4877   372266 SH       SOLE                   233159            139107
Clorox                         COM              189054109      241     5839 SH       SOLE                     2000              3839
Coca Cola                      COM              191216100      263     6000 SH       SOLE                     2800              3200
Conjuchem Inc.                 COM              207349101       12    48280 SH       SOLE                    48280
Cygnus Corp                    COM              232560102       67   101767 SH       SOLE                                     101767
Exxon Mobil Corporation        COM              30231G102     2910    83281 SH       SOLE                    43668             39613
Finisar Corporation            COM              31787A101     9214  9698753 SH       SOLE                  9698753
Flextronics                    COM              Y2573F102      124    15198 SH       SOLE                    15198
General Electric               COM              369604103      853    35028 SH       SOLE                    24872             10156
H & R Block                    COM              093671105     5039   125350 SH       SOLE                    79500             45850
Hewlett-Packard Co.            COM              428236103      477    27474 SH       SOLE                    18884              8590
IBM                            COM              459200101      611     7882 SH       SOLE                     1300              6582
Intel                          COM              458140100     3849   247217 SH       SOLE                   142670            104547
Johnson & Johnson              COM              478160104     4468    83181 SH       SOLE                    50416             32765
Johnson Controls               COM              478366107     4978    62090 SH       SOLE                    36190             25900
MBIA Inc                       COM              55262C100     5370   122424 SH       SOLE                    75025             47399
Marriott International         COM              571903202      216     6583 SH       SOLE                                       6583
Material Sciences              COM              576674105      344    26550 SH       SOLE                                      26550
Mattel                         COM              577081102     5435   283793 SH       SOLE                   173143            110650
McGraw Hill                    COM              580645109     4244    70216 SH       SOLE                    43745             26471
Medicis Phamaceutical 'A'      COM              584690309     5131   103300 SH       SOLE                    65250             38050
Medtronic                      COM              585055106      340     7460 SH       SOLE                     5260              2200
Merck                          COM              589331107      649    11470 SH       SOLE                     2120              9350
Microsoft                      COM              594918104     4596    88899 SH       SOLE                    59764             29135
Morgan Stanley, Dean Witter, D COM              617446448     3951    98963 SH       SOLE                    58146             40817
Network Appliance              COM              64120l104      227    22667 SH       SOLE                    22667
PeopleSoft Inc                 COM              712713106      313    17125 SH       SOLE                                      17125
Pepsico                        COM              713448108     4682   110900 SH       SOLE                    68800             42100
Pfizer                         COM              717081103     9110   297995 SH       SOLE                   180715            117280
Procter & Gamble               COM              742718109     5766    67090 SH       SOLE                    39860             27230
Rita Medical Systems Inc       COM              76774E103      415    82219 SH       SOLE                    82219
Robert Mondavi Corporation     COM              609200100     1240    40000 SH       SOLE                    40000
Safeway                        COM              786514208     5667   242575 SH       SOLE                   151350             91225
Schering Plough                COM              806605101      210     9470 SH       SOLE                     7850              1620
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      172    12389 SH       SOLE                    11389              1000
Standard and Poor's Deposit Re COM              78462F103     1968    22300 SH       SOLE                     9900             12400
Standard and Poors Mid Cap Tru COM              595635103     5356    68100 SH       SOLE                    40250             27850
Sun Microsystems               COM              866810104       46    14908 SH       SOLE                    10108              4800
Sungard Data Systems           COM              867363103     4841   205468 SH       SOLE                   113918             91550
Swift Energy                   COM              870738101      104    10800 SH       SOLE                                      10800
Talbot's                       COM              874161102     3642   132300 SH       SOLE                    80500             51800
Target Corporation             COM              87612E106     5154   171802 SH       SOLE                   110850             60952
Texas Instruments              COM              882508104     1722   114737 SH       SOLE                     3428            111309
Tidewater Inc                  COM              886423102     4597   147825 SH       SOLE                    96600             51225
Torchmark Corporation          COM              891027104     4361   119375 SH       SOLE                    75900             43475
United Technologies            COM              913017109      287     4626 SH       SOLE                                       4626
Verizon Communications         COM              92343V104      294     7588 SH       SOLE                     1716              5872
Vitesse Semiconductor          COM              928497106       23    10627 SH       SOLE                    10627
Vitria Technology, Inc.        COM              92849Q104       48    64315 SH       SOLE                                      64315
Washington Mutual Saving Bank  COM              939322103     2301    66650 SH       SOLE                    41800             24850
Wells Fargo                    COM              949746101     5295   112980 SH       SOLE                    68480             44500
Wyeth                          COM              983024100     3211    85859 SH       SOLE                    47437             38422
Xilinx Incorporated            COM              983919101      575    27930 SH       SOLE                                      27930
eBay Inc                       COM              278642103      466     6873 SH       SOLE                     6873
Van Kamp CA Value Income Trust PRD              92112b206      250       10 SH       SOLE                       10
BP PLC                         FRGN             055622104     7709   189641 SH       SOLE                   119553             70088
Panamerican Beverages          FRGN             P74823108     2648   127425 SH       SOLE                    84750             42675
